Goodwill (Tables)	12 Months Ended
Jun. 30, 2025
Goodwill [Abstract]
Schedule of Goodwill

As of June 30, 2025 and 2024, goodwill consisted of the following:

	As of June 30,
	2025	2024
Goodwill on acquisition of Hand in Hand	2,042,611	$-
Total	2,042,611	-
Less: impairment	-	-
Goodwill	2,042,611	$-

Schedule of Illustrates the FV of the Assets and Liabilities

Following table illustrates the FV of the assets and liabilities of Hand in Hand as of the acquisition date and the goodwill on acquisition:

	As of acquisition date
Fair value of identical assets and liabilities as of acquisition date	$
Cash		757
Receivables		8,392
Payables		(6,881)
Net assets at acquisition		2,268
less:
Foreign currency exchange loss		(24,677)
Less:
Non-controlling interest		(20,202)
Total consideration paid for acquisition		(2,000,000)

Goodwill		$2,042,611